Pensions - assets, portfolio weighting (Details)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Pension assets on investment classes, percentage	100.00%	100.00%
Equity securities [member]
Disclosure of financial assets [line items]
Pension assets on investment classes, percentage	32.30%	36.50%
Equity securities [member] | Low range value [member]
Disclosure of financial assets [line items]
Target porfolio weight	27.00%
Equity securities [member] | High range value [member]
Disclosure of financial assets [line items]
Target porfolio weight	38.00%
Equity securities [member] | Level 1 [member]
Disclosure of financial assets [line items]
Percentange of pension assets measured at fair value	92.00%	92.00%
Equity securities [member] | Level 2 [member]
Disclosure of financial assets [line items]
Percentange of pension assets measured at fair value	8.00%	8.00%
Bonds [Member]
Disclosure of financial assets [line items]
Pension assets on investment classes, percentage	46.40%	44.90%
Bonds [Member] | Low range value [member]
Disclosure of financial assets [line items]
Target porfolio weight	40.00%
Bonds [Member] | High range value [member]
Disclosure of financial assets [line items]
Target porfolio weight	53.00%
Bonds [Member] | Level 1 [member]
Disclosure of financial assets [line items]
Percentange of pension assets measured at fair value	6.00%	31.00%
Bonds [Member] | Level 2 [member]
Disclosure of financial assets [line items]
Percentange of pension assets measured at fair value	94.00%	69.00%
Money market instruments [Member]
Disclosure of financial assets [line items]
Pension assets on investment classes, percentage	14.50%	12.30%
Money market instruments [Member] | Low range value [member]
Disclosure of financial assets [line items]
Target porfolio weight	0.00%
Money market instruments [Member] | High range value [member]
Disclosure of financial assets [line items]
Target porfolio weight	29.00%
Money market instruments [Member] | Level 1 [member]
Disclosure of financial assets [line items]
Percentange of pension assets measured at fair value		55.00%
Money market instruments [Member] | Level 2 [member]
Disclosure of financial assets [line items]
Percentange of pension assets measured at fair value	100.00%	45.00%
Real estate [Member]
Disclosure of financial assets [line items]
Pension assets on investment classes, percentage	6.30%	6.30%
Real estate [Member] | Low range value [member]
Disclosure of financial assets [line items]
Target porfolio weight	5.00%
Real estate [Member] | High range value [member]
Disclosure of financial assets [line items]
Target porfolio weight	10.00%
Other assets [Member]
Disclosure of financial assets [line items]
Pension assets on investment classes, percentage	0.50%	0.00%